UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22252

Name of Fund: BlackRock Fixed Income Value Opportunities

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Fixed

            Income Value Opportunities, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2012

Date of reporting period: 09/30/2012

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2012 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

AH Mortgage Advance Co. Ltd., Series SART-3, Class 1A1, 2.98%, 3/13/43 (a)	USD	1,180	$1,187,725
Countrywide Asset-Backed Certificates:
Series 2005-17, Class 1AF2, 5.36%, 5/25/36 (b)		1,392	1,206,876
Series 2006-11, Class 1AF2, 5.59%, 9/25/46 (b)		1,804	1,653,052
Series 2006-13, Class 1AF2, 5.88%, 1/25/37		386	366,344
Series 2007-BC2, Class 2A2 0.40%, 6/25/37 (b)		1,300	1,251,835
Series 2007-4, Class A1A, 0.34%, 4/25/47 (b)		237	235,186
Series 2007-12, Class 2A1, 0.57%, 8/25/47 (b)		990	978,527
DT Auto Owner Trust, Series 2011-3A, Class D, 5.83%, 3/15/18 (a)		1,540	1,590,952
Motor Plc, Series 12A, Class A1C, 1.29%, 2/25/20 (a)		252	252,000
Santander Drive Auto Receivables Trust, Series 2012-1, Class C, 3.78%, 11/15/17		800	838,879
SLC Student Loan Trust, Series 2006-A, Class A4, 0.58%, 1/15/19 (b)		616	614,703
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 0.47%, 11/25/37 (b)		890	849,680

Total Asset-Backed Securities — 4.6%			11,025,759

Corporate Bonds

Advertising — 0.3%
Affinion Group, Inc., 7.88%, 12/15/18		910	743,925

Aerospace & Defense — 0.7%
Sequa Corp., 11.75%, 12/01/15 (a)		1,620	1,701,000

Airlines — 1.2%
Continental Airlines, Inc., 6.75%, 9/15/15 (a)		900	943,875
U.S. Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14		787	806,802
Series 2012-1, Class C, 9.13%, 10/01/15		1,044	1,059,660

			2,810,337

Auto Components — 0.9%
Icahn Enterprises LP:
4.00%, 8/15/13 (b)		1,380	1,382,070
4.00%, 8/15/13 (a)(b)		880	881,320

			2,263,390

Capital Markets — 1.4%
The Goldman Sachs Group, Inc.:
6.00%, 5/01/14		850	912,457
5.13%, 1/15/15		270	290,315
3.30%, 5/03/15		1,265	1,316,322

Corporate Bonds	Par (000)		Value

Capital Markets (concluded)
Morgan Stanley:
5.25%, 11/02/12	USD	390	$391,107
5.30%, 3/01/13		425	432,482

			3,342,683

Commercial Banks — 4.4%
BNP Paribas SA, 6.95%, 7/22/13		1,000	1,042,258
CIT Group, Inc., 4.75%, 2/15/15 (a)		1,137	1,185,323
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 7.00%, 10/29/49		2,000	2,000,000
HSBC Bank USA, N.A., 4.63%, 4/01/14		5,000	5,243,735
Intesa Sanpaolo SpA, 2.38%, 12/21/12		1,255	1,240,091

			10,711,407

Diversified Financial Services — 1.7%
Ally Financial, Inc., 4.50%, 2/11/14		1,600	1,636,000
Ford Motor Credit Co. LLC:
3.88%, 1/15/15		1,185	1,238,438
2.75%, 5/15/15		1,200	1,223,804

			4,098,242

Energy Equipment & Services — 1.1%
Transocean, Inc.:
4.95%, 11/15/15		395	432,439
5.05%, 12/15/16		70	78,222
6.00%, 3/15/18		90	105,096
1.50%, 12/15/37		2,000	1,982,500

			2,598,257

Hotels, Restaurants & Leisure — 1.2%
MGM Resorts International, 13.00%, 11/15/13		1,615	1,820,913
Universal City Development Partners Ltd./UCDP Finance, Inc., 8.88%, 11/15/15		921	970,057

			2,790,970

Insurance — 3.2%
American International Group, Inc., 3.00%, 3/20/15		2,535	2,624,929
Metropolitan Life Global Funding I, 5.13%, 4/10/13 (a)		5,000	5,120,475

			7,745,404

Media — 2.5%
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16		1,975	2,142,875
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17		1,177	1,268,217
Thomson Reuters Corp., 5.95%, 7/15/13		2,000	2,084,348
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/01/17 (a)		500	537,500

			6,032,940

Metals & Mining — 0.5%
Xstrata Finance Canada Ltd., 2.85%, 11/10/14 (a)		1,225	1,259,350
Multi-Utilities — 3.3%
Dominion Resources, Inc., 8.88%, 1/15/19		2,000	2,724,864

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	EUR	Euro	GO	General Obligation Bonds
	FKA	Formerly Known As	USD	US Dollar
	GBP	British Pound

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Multi-Utilities (concluded)
Potomac Electric Power Co., 4.65%, 4/15/14	USD 5,000	$5,305,289

		8,030,153

Oil, Gas & Consumable Fuels — 5.2%
BP Capital Markets Plc, 5.25%, 11/07/13	7,000	7,362,425
Enbridge Energy Partners LP, 9.88%, 3/01/19	3,000	4,086,117
Petrohawk Energy Corp., 10.50%, 8/01/14	1,015	1,103,813

		12,552,355

Paper & Forest Products — 0.4%
NewPage Corp., 11.38%, 12/31/14 (c)	1,300	819,000

Road & Rail — 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.13%, 5/11/15 (a)	1,291	1,320,797

Textiles, Apparel & Luxury Goods — 0.6%
PVH Corp., 7.38%, 5/15/20	1,360	1,536,800

Wireless Telecommunication Services — 0.4%
Cricket Communications, Inc., 7.75%, 5/15/16	1,000	1,055,000

Total Corporate Bonds — 29.6%		71,412,010

Floating Rate Loan Interests (b)

Aerospace & Defense — 0.6%
Sequa Corp., Term Loan, 3.69% - 3.72%, 12/03/14	1,500	1,494,000

Auto Components — 0.2%
Allison Transmission, Inc., Term B-1 Loan, 2.72%, 8/07/14	565	564,799

Chemicals — 0.4%
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Loan (First Lien), 3.97%, 7/30/14	1,090	1,084,928

Commercial Services & Supplies — 0.4%
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/15/18	970	957,185

Diversified Consumer Services — 0.5%
Coinmach Service Corp.:
Delayed Draw Term Loan, 3.22% - 3.33%, 11/14/14	724	696,097
Term Loan, 3.33%, 11/14/14	481	462,723

		1,158,820

Diversified Telecommunication Services — 0.8%
Level 3 Financing, Inc.:
Tranche B 2016 Term Loan, 4.75%, 2/01/16	995	1,003,089
Tranche B 2019 Term Loan, 5.25%, 8/01/19	815	818,570

		1,821,659

Food & Staples Retailing — 0.6%
AB Acquisitions UK Topco 2 Ltd (FKA Alliance Boots), Facility B1, 3.51%, 7/09/15	GBP 1,000	1,539,716

Floating Rate Loan Interests (b)	Par (000)	Value

Health Care Providers & Services — 0.1%
CHS/Community Health Systems, Inc.:
Extended Term Loan, 3.86% - 3.92%, 1/25/17	USD 152	$152,355
Non-Extended Term Loan, 2.47% - 2.67%, 7/25/14	20	20,201

		172,556

Hotels, Restaurants & Leisure — 0.7%
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.):
Term B-1 Loan, 3.22%, 1/28/15	814	788,017
Term B-4 Loan, 9.50%, 10/31/16	402	411,966
SeaWorld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term B Loan, 4.00%, 8/17/17	448	449,233

		1,649,216

Media — 1.6%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14	965	952,676
Charter Communications Operating, LLC, Term C Loan, 3.47%, 9/06/16	332	332,565
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13	650	651,085
Nielsen Finance LLC:
Class A Dollar Term Loan, 2.23%, 8/09/13	4	4,378
Class B Dollar Term Loan, 3.98%, 5/02/16	1,091	1,094,954
Class C Dollar Term Loan, 3.48%, 5/02/16	483	484,634
UPC Financing Partnership, Facility U, 4.12%, 12/31/17	EUR 271	344,916

		3,865,208

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Tranche A-1 Loan, 5.00%, 6/28/13	USD 176	176,167

Real Estate Management & Development — 0.0%
Realogy Corp., Non-Extended Synthetic Commitment, 0.07% - 3.15%, 10/10/13	117	112,682

Software — 0.0%
First Data Corp., Non Extending B-2 Term Loan,, 2.97%, 9/24/14	20	19,585

Total Floating Rate Loan Interests — 6.0%		14,616,521

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 15.1%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 5.87%, 3/25/37 (b)	641	628,527
Banc of America Funding Corp.:
Series 2004-B, Class 5A1, 3.08%, 11/20/34 (b)	2,783	2,427,971
Series 2006-E, Class 2A1, 3.10%, 6/20/36 (b)	3,033	2,277,346

2	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2012

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations (concluded)
BCAP LLC Trust, Series 2010-RR11, Class 4A1, 5.54%, 3/27/47 (a)(b)	USD 1,648	$1,509,037
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 2A1, 2.76%, 8/25/35 (b)	9,785	6,458,838
Bear Stearns Alt-A Trust, Series 2005-4, Class 21A1, 2.96%, 5/25/35 (b)	4,436	3,088,260
Chase Mortgage Finance Corp., Series 2005-A1, Class 2A1, 2.73%, 12/25/35 (b)	5,872	5,156,354
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A3, 5.25%, 6/25/35	1,871	1,603,162
Series 2005-23CB, Class A15, 5.50%, 7/25/35	1,832	1,742,391
Series 2005-86CB, Class A8, 5.50%, 2/25/36	2,954	2,628,010
Series 2006-24CB, Class A23, 6.00%, 6/25/36	1,882	1,493,305
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-17, Class 1A1, 6.00%, 10/25/37	2,739	2,568,054
Impac CMB Trust, Series 2004-7, Class 1A1, 0.96%, 11/25/34 (b)	678	641,307
JPMorgan Alternative Loan Trust, Series 2006-S1, Class 3A2, 0.49%, 3/25/36 (b)	1,724	1,240,794
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2, 5.50%, 3/25/22	1,344	1,336,749
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2, 2.61%, 9/25/36 (b)	2,109	1,755,681

		36,555,786

Commercial Mortgage-Backed Securities — 35.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3, Class A2, 5.80%, 6/10/49 (b)	1,155	1,155,629
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class ASB, 5.89%, 12/10/49 (b)	4,846	5,222,174
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class ASB, 5.28%, 12/11/49	8,176	8,611,517
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AAB, 6.00%, 12/10/49 (b)	9,672	10,413,429
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG9, Class A2, 5.38%, 3/10/39	416	429,117
Series 2007-GG11, Class A2, 5.60%, 12/10/49	3,837	3,949,002
GS Mortgage Securities Corp. II:
Series 2006-GG6, Class A2, 5.51%, 4/10/38 (b)	2,672	2,742,212
Series 2006-GG6, Class AAB, 5.59%, 4/10/38 (b)	4,039	4,316,139
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2006-CB15, Class ASB, 5.79%, 6/12/43 (b)	7,079	7,574,172
Series 2007-CB18, Class A4, 5.44%, 6/12/47	3,700	4,261,630
Series 2007-LD11, Class A2, 5.99%, 6/15/49 (b)	5,469	5,648,564

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
Series 2007-LD11, Class ASB, 6.00%, 6/15/49 (b)	USD 6,821	$7,459,119
LB-UBS Commercial Mortgage Trust: Series 2006-C7, Class A2, 5.30%, 11/15/38	1,585	1,627,236
Series 2007-C1, Class AAB, 5.40%, 2/15/40	4,489	4,732,025
Morgan Stanley Capital I, Inc.:
Series 2007-IQ14, Class AAB, 5.65%, 4/15/49 (b)	9,370	10,163,254
Series 2007-IQ15, Class A4, 6.08%, 6/11/49 (b)	4,950	5,815,354
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2, 6.08%, 2/15/51 (b)	571	571,139
Windermere CMBS Plc, Series XI-X, Class A, 0.87%, 4/24/17 (b)	751	1,137,297

		85,829,009

Total Non-Agency Mortgage-Backed Securities — 50.7%		122,384,795

Taxable Municipal Bonds

State of California Various Purposes GO, 5.65%, 4/01/39 (b)	3,625	3,719,649
State of Illinois GO, Series 2010 MB, 3.32%, 1/01/13	3,105	3,126,673

Total Taxable Municipal Bonds — 2.8%		6,846,322

U.S. Treasury Obligations — 0.4%
U.S. Treasury Notes, 0.38%, 4/15/15	875	876,915

Warrants	Shares

Media — 0.0%
HMH Holdings (Education Media)	686	–

Total Long-Term Investments
(Cost — $195,745,661) — 94.1%		227,162,322

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (d)(e)	13,790,580	13,790,580

Total Short-Term Securities
(Cost — $13,790,580) — 5.7%		13,790,580

Options Purchased	Contracts

Exchange-Traded Put Options
S&P 500 Index, Strike Price USD 1375, Expires 10/19/12
(Cost — $198,800) — 0.0%	8,800	33,880

Total Investments Before Options Written
(Cost — $209,735,041*) — 99.8%		240,986,782

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Put Options
S&P 500 Index, Strike Price USD 1325, Expires 10/19/12
(Premiums received — $73,080) — (0.0)%	5,800	$(9,570)

Total Investments Net of Options Written — 99.8%		240,977,212
Other Assets Less Liabilities — 0.2%		406,125

Net Assets — 100.0%		$241,383,337

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$212,217,793

Gross unrealized appreciation	$29,538,683
Gross unrealized depreciation	(769,694)

Net unrealized appreciation	$28,768,989

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at September 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	9,961,602	3,828,978	13,790,580	$9,370

(e)	Represents the current yield as of report date.

•	For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of September 30, 2012 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation/ Depreciation

USD 242,849	GBP 155,000	Citigroup, Inc.	10/17/12	$(7,431)
USD 1,135,638	GBP 700,000	Citigroup, Inc.	10/17/12	5,344
USD 1,143,338	GBP 736,500	UBS AG	10/17/12	(45,892)
USD 411,323	EUR 335,500	Citigroup, Inc.	10/22/12	(19,918)

Total				$(67,897)

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation

R.R. Donnelley & Sons Co.	1.00%	Citigroup, Inc.	9/20/14	USD 1,000	$(50,487)

Total					$(50,487)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

4	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2012

Schedule of Investments (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in it’s semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$ 10,773,759	$ 252,000	$ 11,025,759
Corporate Bonds	–	71,412,010	–	71,412,010
Floating Rate Loan Interests	–	14,616,521	–	14,616,521
Non-Agency Mortgage-Backed Securities	–	120,875,758	1,509,037	122,384,795
Taxable Municipal Bonds	–	6,846,322	–	6,846,322
U.S. Treasury Obligations	–	876,915	–	876,915
Warrants	–	–	–	–
Short-Term Securities	$13,790,580	–	–	13,790,580
Total	$13,790,580	$225,401,285	$1,761,037	$240,952,902

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$5,344	–	$5,344
Interest rate contracts	–	33,880	–	33,880
Liabilities:
Credit contracts.	–	(50,487)	–	(50,487)
Foreign currency exchange contracts	–	(73,241)	–	(73,241)
Interest rate contracts	–	(9,570)	–	(9,570)
Total	–	$(94,074)	–	$(94,074)

[1]

Derivative financial instruments are swaps, foreign currency exchange contracts and options. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2012.

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$4,810,407	–	–	$4,810,407
Foreign currency	5,616	–	–	5,616
Total	$4,816,023	–	–	$4,816,023

Certain of the Trust’s investments and derivative financial instruments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments and derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Assets/ Liabilities:	Asset- Backed Securities	Com- mon Stocks	Float- ing Rate Loan Interests	Non- Agency Mortg- age- Backed Secur- ities	Total

Opening Balance, as of December 31, 2011	$1,566,890	$13,213	$341,982	$1,531,989	$3,454,074

Transfers into Level 3[2]	–	–	–	–	–

Transfers out of Level 3[2]	(1,566,890)	–	–	–	(1,566,890)

Accrued discounts/p remiums	–	–	21,340	3,111	24,451

Net realized gain (loss)	–	(402,354)	(149,486)	9,711	(542,129)

Net change in unrealized appreciation/d epreciation[3]	–	389,148	149,083	37,037	575,268

Purchases	252,000	–	–	–	252,000

Sales	–	(7)	(362,919)	(72,811)	(435,737)

Closing Balance, as of September 30, 2012	$252,000	–	–	$1,509,037	$1,761,037

[2]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[3]	The change in unrealized appreciation/depreciation on investments still held as of September 30, 2012 was $37,037.

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2012	5

Schedule of Investments (concluded)

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

		Credit Contracts
	Assets	Liabilities	Total
Opening Balance, as of December 31, 2011	$8,424	–	$8,424
Transfers into Level 3[4]	–	–	–
Transfers out of Level 3[4]	–	–	–
Accrued discounts/premiums	–	–	–
Net realized gain (loss)	15,751	–	15,751
Net change in unrealized appreciation/depreciation[5]	(8,424)	–	(8,424)
Purchases	–	–	–
Issues[6]	–	–	–
Sales	(15,751)	–	(15,751)
Settlements[7]	–	–	–
Closing Balance, as of September 30, 2012	–	–	–
[4]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[5]	The change in the unrealized appreciation/depreciation on swaps still held as of September 30, 2012 was $0.

[6]	Issues represent upfront cash received on certain derivative financial instruments.

[7]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

6	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2012

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

    Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Fixed Income Value Opportunities

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Fixed Income Value Opportunities

Date:	November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Fixed Income Value Opportunities

Date:	November 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Fixed Income Value Opportunities

Date:	November 21, 2012